Income Tax	6 Months Ended
Sep. 30, 2019
Income tax
Income tax

4            Income tax

The Company’s PRC subsidiaries are subject to PRC statutory income tax rate of 25% unless otherwise specified.

In February 2018, Beijing Jiachenhong Biological Technologies Co., Ltd. (“Beijing Jiachenhong”) received approval from the tax authority on the renewal of its High and New Technology Enterprises (“HNTE”) status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2017 to December 31, 2019.

In March 2017, Guangzhou Municipality Tianhe Nuoya Bio-engineering Co., Ltd. (“Guangzhou Nuoya”) received approval from the tax authority on the renewal of its HNTE status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2016 to December 31, 2018. Guangzhou Nuoya is in the process of reapplication for its HNTE certificate which, upon approval, will entitle it to the preferential income tax rate of 15% from January 1, 2019 to December 31, 2021.

In March 2019, Zhejiang Lukou Biotechnology Co., Ltd. (“Zhejiang Lukou”) received approval from the tax authority that it qualified as a HNTE which entitled it to the preferential income tax rate of 15% effective retrospectively from January 1, 2018 to December 31, 2020.

The Enterprise Income Tax Law and its implementation rules also impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends receivable by non-PRC-resident enterprises from PRC-resident enterprises in respect of earnings accumulated beginning on January 1, 2008. As of September 30, 2019, such undistributed earnings that may be subject to the withholding tax amounted to RMB2,622,150 (US$366,852) and the related unrecognized deferred tax liability was RMB262,215 (US$36,685).

The Company’s effective income tax rates for the three months ended September 30, 2018 and 2019 were 18.4% and 15.3%, and were 18.3% and 15.2% for the six months ended September 30, 2018 and 2019, respectively. The effective income tax rates for the three months and six months ended September 30, 2018 and 2019 differ from the PRC statutory income tax rate of 25% primarily due to the effect of non-PRC entities not being subject to income tax, which is offset by the effect of Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou’s preferential tax treatments.

As of and for the three months and six months ended September 30, 2019, the Group did not have any material unrecognized tax benefits and thus no interest and penalties related to unrecognized tax benefits were recorded. In addition, the Group does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.